Fair Values of off-Balance Sheet Financial Instruments (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 62,118,885	$ 41,258,917	$ 44,617,789	$ 39,251,925
Securities available-for-sale	243,205,963	239,732,426
Securities held-to-maturity	6,000,000	7,092,120
Other securities	6,592,750	8,134,850
Loans, net	859,543,789	765,768,073
Bank-owned life insurance	21,250,000	14,872,000
Liabilities:
Noninterest-bearing deposits	202,478,442	189,444,815
Interest-bearing deposits	836,712,820	727,250,297
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	69,000,000	110,321,245
Quoted Prices (Level 1)
Assets:
Cash and cash equivalents	62,119,000	41,259,000
Securities available-for-sale	940,000	961,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	0	0
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	0	0
FHLB and other borrowings	0	0
Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	240,025,000	236,214,000
Securities held-to-maturity	7,394,000	8,548,000
Other securities	6,593,000	8,135,000
Loans, net	0	0
Bank-owned life insurance	21,250,000	14,872,000
Liabilities:
Noninterest-bearing deposits	202,478,000	189,445,000
Interest-bearing deposits	835,658,000	726,441,000
Subordinated debentures	0	0
FHLB and other borrowings	69,000,000	110,321,000
Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	2,241,000	2,557,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	883,161,000	784,113,000
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	62,119,000	41,259,000
Securities available-for-sale	243,206,000	239,732,000
Securities held-to-maturity	7,394,000	8,548,000
Other securities	6,593,000	8,135,000
Loans, net	883,161,000	784,113,000
Bank-owned life insurance	21,250,000	14,872,000
Liabilities:
Noninterest-bearing deposits	202,478,000	189,445,000
Interest-bearing deposits	835,658,000	726,441,000
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	$ 69,000,000	$ 110,321,000